Taxes on Income (Details) - Schedule of statements of comprehensive loss - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Statements of Comprehensive Loss [Abstract]
Pre-tax loss as reported in the statements of comprehensive loss	₪ 24,962	₪ 26,490	₪ 13,566
Corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax savings	₪ 5,741	₪ 6,093	₪ 3,120
Non-deductible expenses	(266)	(770)	(1,010)
Differences in measurement base	493	(21)	874
Losses and timing differences in respect of which no deferred taxes were recorded	(5,968)	(5,302)	(2,984)
Tax expenses in respect of the reported year